SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Significant Accounting Policies
Interest income earned on investments	$ 89	$ 274	$ 217